SHARE-BASED PAYMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SUMMARY OF INFORMATION RELATED TO COMMON STOCK WARRANTS

A summary of information related to common stock warrants for the nine months ended September 30, 2024 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2023	23,604	$1,270.00
Granted	42,652	146.00
Exercised	(20,555)	156.50
Forfeited	-	-
Outstanding - September 30, 2024	45,701	$580.00

Exercisable at December 31, 2023	23,604	$1,270.00
Exercisable at September 30, 2024	45,701	$580.00

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	3,535	$10,462.50
Granted	32,825	734.53
Exercised	(12,756)	705.50
Forfeited	-	-
Outstanding - December 31, 2023	23,604	$1,270.20

Exercisable at December 31, 2022	3,426	$10,525.00
Exercisable at December 31, 2023	23,604	$1,270.00

SUMMARY OF INFORMATION RELATED TO STOCK OPTIONS UNDER STOCK PLAN

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2022	31	$452,500.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding - December 31, 2023	31	$452,500.00

Exercisable at December 31, 2022	28	$506,250.00
Exercisable at December 31, 2023	30	$454,900.00

Weighted average duration (years) to expiration of outstanding options at December 31, 2023	5.47	-